Net Loss Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from the computation of diluted income per share	29,381,636	30,341,636	31,961,636